OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2018	2017
Long-term portion of finance lease obligations (Note 13(A))	$—	$1,915
Pension benefit obligations	32,881	33,542
Other	9,738	4,872
Total other liabilities	$42,619	$40,329

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,
	2018	2017
Reconciliation of plan assets:
Plan assets, beginning of year	$2,457	$2,192
Employer contributions	1,037	303
Benefit payments	(819)	(90)
Administrative expenses	(109)	(106)
Interest on assets	79	87
Net return on assets excluding interest	(79)	(87)
Effect of exchange rate changes	(203)	158
Plan assets, end of year	2,363	2,457

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	24,243	11,867
Current service cost	975	493
Past service cost	—	8,754
Benefit payments	(819)	(90)
Interest cost	758	544
Actuarial (gains) losses arising from changes in economic assumptions	(1,188)	1,035
Actuarial losses arising from changes in demographic assumptions	1,277	—
Actuarial (gains) losses arising from Plan experience	(226)	421
Effect of exchange rate changes	(1,988)	1,219
Defined benefit obligation, end of year	23,032	24,243
Net defined benefit liability, end of year	$20,669	$21,786

Schedule of components of Agnico Eagle's pension expense recognized in net income

	Year Ended December 31,
	2018	2017
Current service cost	$975	$493
Past service cost	—	8,754
Administrative expenses	109	106
Interest cost on defined benefit obligation	758	544
Interest on assets	(79)	(87)
Pension expense	$1,763	$9,810

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,
	2018	2017
Actuarial (gains) losses relating to the defined benefit obligation	(137)	1,456
Net return on assets excluding interest	79	87
Total remeasurements of the net defined benefit liability	$(58)	$1,543

Schedule of significant assumptions used in Executive Plan defined benefit obligations

	As at December 31,
	2018	2017
Assumptions:
Discount rate - beginning of year	3.3%	3.8%
Discount rate - end of year	3.8%	3.3%

Schedule of significant assumptions used in retirement program defined benefit obligations

	As at December 31,
	2018	2017
Assumptions:
Discount rate - beginning of year	3.0%	3.3%
Discount rate - end of year	3.5%	3.0%
Range of mine closure dates	2019-2032	2018-2034
Termination of employment per annum	0.53% - 2.58%	0.65% - 10.0%

Schedule of sensitivity analysis for significant actuarial assumptions

As at
December 31,
2018
Change in assumption:
0.5% increase in discount rate	(1,039)
0.5% decrease in discount rate	1,129